Employee benefit plans - Deficit or surplus (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit liability and asset
Balance at beginning of year	€ 560,440
Balance at end of year	€ 699,490	€ 560,440
Weighted average duration of defined benefit obligation	19 years	18 years
Non-current portion of pension liability	€ 689,195	€ 551,930
United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	525,016
Balance at end of year	660,343	525,016
Current portion of pension liability	6,190	5,384
Non-current portion of pension liability	654,153	519,632
United States
Net defined benefit liability and asset
Balance at beginning of year	71,031
Balance at end of year	€ 83,323	71,031
Beneficiary percentage	67.00%
France
Net defined benefit liability and asset
Balance at beginning of year	€ 14,308
Balance at end of year	€ 16,765	14,308
Beneficiary percentage	7.00%
Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 439,677
Balance at end of year	€ 560,255	439,677
Beneficiary percentage	26.00%
Countries other than US, France, and Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 35,424
Balance at end of year	39,147	35,424
Current portion of pension liability	4,105	3,126
Non-current portion of pension liability	35,042	32,298
Benefit obligation | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	842,601	792,739
Foreign currency translation gains/losses	7,459	17,957
Changes in consolidation group		123
Current service cost	30,070	25,467
Interest expense (income)	28,016	24,364
Transfer of plan participants	194	80
Actuarial (gains) losses arising from changes in financial assumptions	140,923	(9,760)
Actuarial (gains) losses arising from changes in demographic assumptions	(2,306)	3,497
Actuarial (gains) losses arising from experience adjustments	(4,873)	11,117
Remeasurements	133,744	4,854
Benefits paid	(60,863)	(22,983)
Settlements	(4,754)
Balance at end of year	976,467	842,601
Plan assets | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	(317,585)	(291,256)
Foreign currency translation gains/losses	(6,130)	(14,189)
Interest expense (income)	(14,108)	(11,308)
Actuarial (gains) losses arising from experience adjustments	(34,131)	23,216
Actual return on plan assets	(48,239)	11,908
Employer contributions	(1,131)	(43,393)
Benefits paid	56,961	19,345
Balance at end of year	€ (316,124)	€ (317,585)